Related Parties - Summary of Equity in PasajeBus Spa by Exercising its Right (Details) - PasajeBus SpA [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Ancillary revenue	$ 81	$ 110
Balance Outstanding
Trade receivables	$ 22	$ 32